Shareholder Report, Holdings (Details) - C000020574	Dec. 31, 2024
U.S. Treasury NotesFR_91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
GNMA II Pool #MA8043FR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
U.S. Treasury NotesFR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FNMA Pool #FM9834FR_3140XD4U7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FHLMC Pool #SD8256FR_3132DWE58
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FNMA Pool #CB5892FR_3140QRRN5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FHLMC Pool #QF1236FR_3133BNLR2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.10%
Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	2.80%
Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	2.90%
Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	3.90%
Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.50%
Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	13.30%
Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.50%
Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	31.80%
AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%